Convertible Loans Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 21, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Oct. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-Term Debt [Line Items]
Convertible loan payables		$ 39,999		$ 39,999			$ 176,703	$ 149,241	$ 243,923
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible loan payables		39,999		39,999			176,703	149,241
Proceed from convertable debt	$ 304,000					$ 304,000	$ 404,000	468,500
Aggregate purchase price								443,500
Original issue discount								25,000
Interest rate							8.00%
Fair value of derivative liability recorded as discount on note				746,672			$ 746,672	1,609,895
Loss on derivative liability							$ 1,269,266
Gain on derivative liability		$ 0	$ 178,673	$ 243,653	$ 4,820			$ 1,257,473
Convertible Debt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate								0.00%
Maturity date extended	Mar. 25, 2022
Convertible Debt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate								8.00%
Maturity date extended	Apr. 21, 2022